Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 number	Mar. 31, 2012	Dec. 31, 2012
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Aggregate fair value of investments with unrealized losses - Less than 12 months	$ 2		$ 27
Aggregate fair value of investments with unrealized losses - More than 12 months	0		0
Aggregate fair value of investments with unrealized losses - Total	2		27
Aggregate unrealized losses - Less than 12 months	0		(2)
Aggregate unrealized losses - More than 12 months	0		0
Aggregate unrealized losses - Total	0		(2)
Available For Sale Securities Noncurrent [Abstract]
Cost	33		50
Gross unrealized gains	23		21
Gross unrealized losses	0		(2)
Fair value (net carrying value)	56		69
Number of investments (number)	3
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Less than one year	2
After ten years	4
Investment in marketable debt securities - held to maturity	6		7
Non-marketable debt securities - held to maturity	81		86
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Fair value of investment in marketable debt securities - held to maturity	10		11
Gross unrealized gains of investment in marketable debt securities - held to maturity	4		4
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Loans due by equity accounted joint ventures and associates	40		40
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	56		69
Investment in marketable debt securities - held to maturity	6		7
Investment in non-marketable equity securities - available for sale	2		2
Investment in non-marketable assets - held to maturity	2		3
Investment in non-marketable debt securities - held to maturity	81		86
Restricted cash	29		29
Other non-current assets	81		111
Other long-term assets	1,440		1,360
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted cash	29		29
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,183		1,053
Impairments of associates	5	0
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	12	1
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	2	1
United States of America [Member] | International Tower Hill Mines Ltd [Member]
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	9	0
Isle of Man [Member] | Stratex International plc [Member]
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	1	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	55		63
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	12		18
Investments In Listed Associates [Member] | Mariana Resources Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	4	0
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,116		972
Corporate Joint Venture [Member] | Societe dExploitation des Mines dOr de Yatela S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	$ 1	$ 0